Schedule of deferred income (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contracts with customers, beginning balance	£ 3,844,533	£ 5,823,192
Released to the statement of profit or loss	(3,844,533)	1,978,659
Contracts with customers, ending balance		3,844,533
Current		1,978,660
Non-current		£ 1,865,873